Pay vs Performance Disclosure - USD ($)	3 Months Ended	4 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Mar. 20, 2022	Dec. 31, 2020	Sep. 08, 2020	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our CEOs and Non-CEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. More information on the Company’s compensation program and decisions for the 2022 performance year can be found in the CD&A.
	Michael Gorenstein		Kurt Schmidt				Value of Initial Fixed $100 Investment on 12/31/2019 based on:		Company Financial Measures
	Summary Compensation Table (SCT) Total for CEO(1)	Compensation Actually Paid (CAP) to CEO(1)(2)	SCT Total for Former CEO(1)	CAP to Former CEO(1)(2)	Average SCT Total for Non-CEO NEOs(3)	Average CAP to Non-CEO NEOs(2)(3)	Company Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (Loss) (millions)	Adjusted EBITDA (millions)(5)
2022	$16,493,280	$12,995,516	$727,990	$(1,573,160)	$1,166,928	$612,594	$33.11	$19.54	$(168.7)	($80.6)
2021	N/A	N/A	$2,495,028	$(4,407,520)	$1,378,673	$676,983	$51.10	$46.33	$(396.1)	($160.5
2020	$1,084,540	$(1,768,145)	$10,115,216	$12,834,616	$718,361	$649,972	$90.48	$94.83	$(73.1)	($147.3)

(1)
Kurt Schmidt was our CEO from September 9, 2020 until his retirement as our President and CEO on March 21, 2022. On March 21, 2022, the Company appointed Michael Gorenstein as President and CEO. Mr. Gorenstein previously served as our CEO for the portion of 2020 prior to Mr. Schmidt’s appointment.

(2)
“Compensation actually paid” reflects the Summary Compensation Table Total with certain exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. In order to calculate the “compensation actually paid”, we have subtracted the following amounts from the value in the “2022 Summary Compensation Tables” totals, which reflect the grant date fair value for performance and time vesting Restricted Share Units granted in the indicated year, computed in accordance with FASB ASC Topic 718 and excluding any estimated forfeitures.

Michael Gorenstein	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Kurt Schmidt	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Non-CEO NEO Average	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value of Equity Awards Granted in Prior Fiscal Year and Forfeited in Current Fiscal Year
2022	$13,656,406	2022	—	2022	$402,953	$116,810
2021	N/A	2021	$1,300,000	2021	$968,680	—
2020	—	2020	$9,725,600	2020	$259,331	—
In order to calculate the “compensation actually paid”, we have added the following amounts, which reflect the change in fair value for performance and time vesting Restricted Share Units and Stock Options, as applicable, in each case computed in accordance with FASB ASC Topic 718.
Michael Gorenstein	Fair value of awards granted in year and unvested at end of year	Fair value at vesting of awards granted in year that vested during the year	Kurt Schmidt	Fair value of awards granted in year and unvested at end of year	Fair value at vesting of awards granted in year that vested during the year	Non-CEO NEO Average	Fair value of awards granted in year and unvested at end of year	Fair value at vesting of awards granted in year that vested during the year
2022	$9,605,990	$552,652	2022	—	—	2022	$190,426	$19,520
2021	N/A	N/A	2021	$487,652	—	2021	$334,932	$38,850
2020	—	—	2020	$12,445,000	—	2020	$315,558	—
Michael Gorenstein	Change in fair value of awards granted in prior year through end of year or vesting date	Change in fair value at vesting of awards granted in prior year that vested during current year	Kurt Schmidt	Change in fair value of awards granted in prior year through end of year or vesting date	Change in fair value at vesting of awards granted in prior year that vested during current year	Non- CEO NEO Average	Change in fair value of awards granted in prior year through end of year or vesting date	Change in fair value at vesting of awards granted in prior year that vested during current year
2022	—	—	2022	$(22,665)	$(2,278,485)	2022	$(18,642)	$(225,875)
2021	N/A	N/A	2021	$(5,695,000)	$(395,200)	2021	$(113,636)	$6,844
2020	$(1,924,493)	$(928,192)	2020	—	—	2020	$(73,337)	$(51,279)
(3)	The NEOs included for purposes of determining the average compensation for our Non-CEO NEOs each year, are as follows:
NEOs
2022	James Holm, Robert Madore, Anna Shlimak, Jeffrey Jacobson, and Ran Gorelik
2021	Robert Madore, Jerry Barbato, Xiuming Shum, Anna Shlimak, Shannon Buggy, and Ran Gorelik
2020	Jerry Barbato, Xiuming Shum, Todd Abraham, and Anna Shlimak
(4)
The peer group includes Aurora Cannabis Inc., Canopy Growth Corporation, Green Thumb Industries, Inc., HEXO Corporation, Organigram Holdings Inc., Tilray Inc., and Trulieve Cannabis Corp., which is the peer group used for purposes of our performance graph disclosure in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year for the Company and for the peer group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to “compensation actually paid” to our CEOs and Non-CEO NEOs in 2022, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is a non- GAAP financial measure. A reconciliation of Adjusted EBITDA to net income (loss) is included in Appendix B.

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)	The NEOs included for purposes of determining the average compensation for our Non-CEO NEOs each year, are as follows:
NEOs
2022	James Holm, Robert Madore, Anna Shlimak, Jeffrey Jacobson, and Ran Gorelik
2021	Robert Madore, Jerry Barbato, Xiuming Shum, Anna Shlimak, Shannon Buggy, and Ran Gorelik
2020	Jerry Barbato, Xiuming Shum, Todd Abraham, and Anna Shlimak

Peer Group Issuers, Footnote [Text Block]
(4)
The peer group includes Aurora Cannabis Inc., Canopy Growth Corporation, Green Thumb Industries, Inc., HEXO Corporation, Organigram Holdings Inc., Tilray Inc., and Trulieve Cannabis Corp., which is the peer group used for purposes of our performance graph disclosure in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year for the Company and for the peer group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
“Compensation actually paid” reflects the Summary Compensation Table Total with certain exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. In order to calculate the “compensation actually paid”, we have subtracted the following amounts from the value in the “2022 Summary Compensation Tables” totals, which reflect the grant date fair value for performance and time vesting Restricted Share Units granted in the indicated year, computed in accordance with FASB ASC Topic 718 and excluding any estimated forfeitures.

Michael Gorenstein	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Kurt Schmidt	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Non-CEO NEO Average	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value of Equity Awards Granted in Prior Fiscal Year and Forfeited in Current Fiscal Year
2022	$13,656,406	2022	—	2022	$402,953	$116,810
2021	N/A	2021	$1,300,000	2021	$968,680	—
2020	—	2020	$9,725,600	2020	$259,331	—
In order to calculate the “compensation actually paid”, we have added the following amounts, which reflect the change in fair value for performance and time vesting Restricted Share Units and Stock Options, as applicable, in each case computed in accordance with FASB ASC Topic 718.
Michael Gorenstein	Fair value of awards granted in year and unvested at end of year	Fair value at vesting of awards granted in year that vested during the year	Kurt Schmidt	Fair value of awards granted in year and unvested at end of year	Fair value at vesting of awards granted in year that vested during the year	Non-CEO NEO Average	Fair value of awards granted in year and unvested at end of year	Fair value at vesting of awards granted in year that vested during the year
2022	$9,605,990	$552,652	2022	—	—	2022	$190,426	$19,520
2021	N/A	N/A	2021	$487,652	—	2021	$334,932	$38,850
2020	—	—	2020	$12,445,000	—	2020	$315,558	—
Michael Gorenstein	Change in fair value of awards granted in prior year through end of year or vesting date	Change in fair value at vesting of awards granted in prior year that vested during current year	Kurt Schmidt	Change in fair value of awards granted in prior year through end of year or vesting date	Change in fair value at vesting of awards granted in prior year that vested during current year	Non- CEO NEO Average	Change in fair value of awards granted in prior year through end of year or vesting date	Change in fair value at vesting of awards granted in prior year that vested during current year
2022	—	—	2022	$(22,665)	$(2,278,485)	2022	$(18,642)	$(225,875)
2021	N/A	N/A	2021	$(5,695,000)	$(395,200)	2021	$(113,636)	$6,844
2020	$(1,924,493)	$(928,192)	2020	—	—	2020	$(73,337)	$(51,279)

Non-PEO NEO Average Total Compensation Amount					$ 1,166,928	$ 1,378,673	$ 718,361
Non-PEO NEO Average Compensation Actually Paid Amount					$ 612,594	676,983	649,972
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
“Compensation actually paid” reflects the Summary Compensation Table Total with certain exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs in accordance with Item 402(v) of Regulation S-K as set forth below. In order to calculate the “compensation actually paid”, we have subtracted the following amounts from the value in the “2022 Summary Compensation Tables” totals, which reflect the grant date fair value for performance and time vesting Restricted Share Units granted in the indicated year, computed in accordance with FASB ASC Topic 718 and excluding any estimated forfeitures.

Michael Gorenstein	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Kurt Schmidt	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Non-CEO NEO Average	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value of Equity Awards Granted in Prior Fiscal Year and Forfeited in Current Fiscal Year
2022	$13,656,406	2022	—	2022	$402,953	$116,810
2021	N/A	2021	$1,300,000	2021	$968,680	—
2020	—	2020	$9,725,600	2020	$259,331	—
In order to calculate the “compensation actually paid”, we have added the following amounts, which reflect the change in fair value for performance and time vesting Restricted Share Units and Stock Options, as applicable, in each case computed in accordance with FASB ASC Topic 718.
Michael Gorenstein	Fair value of awards granted in year and unvested at end of year	Fair value at vesting of awards granted in year that vested during the year	Kurt Schmidt	Fair value of awards granted in year and unvested at end of year	Fair value at vesting of awards granted in year that vested during the year	Non-CEO NEO Average	Fair value of awards granted in year and unvested at end of year	Fair value at vesting of awards granted in year that vested during the year
2022	$9,605,990	$552,652	2022	—	—	2022	$190,426	$19,520
2021	N/A	N/A	2021	$487,652	—	2021	$334,932	$38,850
2020	—	—	2020	$12,445,000	—	2020	$315,558	—
Michael Gorenstein	Change in fair value of awards granted in prior year through end of year or vesting date	Change in fair value at vesting of awards granted in prior year that vested during current year	Kurt Schmidt	Change in fair value of awards granted in prior year through end of year or vesting date	Change in fair value at vesting of awards granted in prior year that vested during current year	Non- CEO NEO Average	Change in fair value of awards granted in prior year through end of year or vesting date	Change in fair value at vesting of awards granted in prior year that vested during current year
2022	—	—	2022	$(22,665)	$(2,278,485)	2022	$(18,642)	$(225,875)
2021	N/A	N/A	2021	$(5,695,000)	$(395,200)	2021	$(113,636)	$6,844
2020	$(1,924,493)	$(928,192)	2020	—	—	2020	$(73,337)	$(51,279)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between “compensation actually paid” to our CEOs, the average of “compensation actually paid” to our Non-CEO NEOs, and the Company’s cumulative TSR and the peer group’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between “compensation actually paid” to our CEOs, the average of “compensation actually paid” to our Non-CEO NEOs, and our net income (loss) during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between “compensation actually paid” to our CEOs, the average of “compensation actually paid” to our Non-CEO NEOs, and Adjusted EBITDA. Adjusted EBITDA is a non-GAAP financial measure. A reconciliation of Adjusted EBITDA to net income (loss) is included in Appendix B.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between “compensation actually paid” to our CEOs, the average of “compensation actually paid” to our Non-CEO NEOs, and the Company’s cumulative TSR and the peer group’s cumulative TSR over the three most recently completed fiscal years.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking “compensation actually paid” to our CEOs and non-CEO NEOs for 2022 to Company performance. The measures in this table are not ranked.
Most Important Performance Measures
Net revenue
Adjusted EBITDA
As described in the above CD&A section, the Compensation Committee believes that net revenue and Adjusted EBITDA are the most important goals in its executive compensation program linking pay to performance, with each measure receiving equal weight. The Compensation Committee does not use any other financial performance metrics besides net revenue and Adjusted EBITDA when assessing pay and performance.

Total Shareholder Return Amount					$ 33.11	51.1	90.48
Peer Group Total Shareholder Return Amount					19.54	46.33	94.83
Net Income (Loss)					$ (168,700,000)	$ (396,100,000)	$ (73,100,000)
Company Selected Measure Amount					(80,600,000)	(160,500,000)	(147,300,000)
PEO Name	Kurt Schmidt	Kurt Schmidt	Michael Gorenstein	Michael Gorenstein		Kurt Schmidt
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name					Net revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name					Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to “compensation actually paid” to our CEOs and Non-CEO NEOs in 2022, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBITDA is a non- GAAP financial measure. A reconciliation of Adjusted EBITDA to net income (loss) is included in Appendix B.

Michael Gorenstein [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					$ 16,493,280		$ 1,084,540
PEO Actually Paid Compensation Amount					12,995,516		(1,768,145)
Kurt Schmidt [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					727,990	$ 2,495,028	10,115,216
PEO Actually Paid Compensation Amount					(1,573,160)	(4,407,520)	12,834,616
PEO [Member] | Michael Gorenstein [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					13,656,406		0
PEO [Member] | Michael Gorenstein [Member] | Fair Value of Awards Granted in Year and Unvested at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					9,605,990		0
PEO [Member] | Michael Gorenstein [Member] | Fair Value at Vesting of Awards Granted in Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					552,652		0
PEO [Member] | Michael Gorenstein [Member] | Change in Fair Value of Awards Granted in Prior Year Through End of Year or Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0		(1,924,493)
PEO [Member] | Michael Gorenstein [Member] | Change in Fair Value at Vesting of Awards Granted in Prior Year that Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0		(928,192)
PEO [Member] | Kurt Schmidt [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	1,300,000	9,725,600
PEO [Member] | Kurt Schmidt [Member] | Fair Value of Awards Granted in Year and Unvested at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	487,652	12,445,000
PEO [Member] | Kurt Schmidt [Member] | Fair Value at Vesting of Awards Granted in Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0	0	0
PEO [Member] | Kurt Schmidt [Member] | Change in Fair Value of Awards Granted in Prior Year Through End of Year or Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(22,665)	(5,695,000)	0
PEO [Member] | Kurt Schmidt [Member] | Change in Fair Value at Vesting of Awards Granted in Prior Year that Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,278,485)	(395,200)	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					402,953	968,680	259,331
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Prior Fiscal Year and Forfeited in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					116,810	0	0
Non-PEO NEO [Member] | Fair Value of Awards Granted in Year and Unvested at End of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					190,426	334,932	315,558
Non-PEO NEO [Member] | Fair Value at Vesting of Awards Granted in Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					19,520	38,850	0
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Year Through End of Year or Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(18,642)	(113,636)	(73,337)
Non-PEO NEO [Member] | Change in Fair Value at Vesting of Awards Granted in Prior Year that Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (225,875)	$ 6,844	$ (51,279)